Other payables (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Payables
Balance at the beginning of the year	$ 136,933	$ 156,194
Increases	128,165	157,992
Decreases	(14,544)	(13,159)
Recovery	(75,400)
Result from exposure to inflation for the year	(113,030)	(164,094)
Balance at the end of the year	$ 62,124	$ 136,933